41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 8) - Companhia Paranaense de Energia - Copel - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	R$ 15,245,358	R$ 14,370,004
Copel Geração e Transmissão S.A.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	8,911,964	8,409,370
Copel Distribuição S.A.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	5,908,755	5,452,703
UEG Araucária Ltda.
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	370,662	446,204
Centrais Elétricas Rio Jordão - Elejor
DisclosureOfRestrictedSubsidiariesNetAssetsLineItems [Line Items]
Restricted net assets	R$ 53,977	R$ 61,727